Other current liabilities	12 Months Ended
Dec. 31, 2020
Other current liabilities
Other current liabilities

15. Other current liabilities

In EUR	12/31/2020	12/31/2019
Liabilities due to personnel bonus	1,996,597	2,263,758
Social security liabilities	144,420	162,544
Tax liabilities other than income taxes	613,125	424,443
Liabilities for remaining leave	338,219	302,597
Contract liabilities	190,154	334,123
Accrued expenses	57,519	39,014
Miscellaneous other non‑financial liabilities	560,309	560,876
Total	3,900,342	4,087,355

Miscellaneous other current non‑financial liabilities mainly consist of freight, professional services and office supplies accruals (2020: TEUR 291; 2019: TEUR 525).